Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
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Financial assets and financial liabilities
40.	FINANCIAL ASSETS AND FINANCIAL LIABILITIES

(a)	Financial instruments by category

		Derivatives
	Loans and	used for	Available
	receivables	hedging	for sale	Total
	RMB million	RMB million	RMB million	RMB million
2017
Financial assets
Available-for-sale investments	—	—	800	800
Derivative financial instruments	—	151	—	151
Trade and notes receivables	2,124	—	—	2,124
Prepayments and other receivables	3,913	—	—	3,913
Restricted bank deposits and short-term bank deposits	51	—	—	51
Cash and cash equivalents	4,605	—	—	4,605
Other non-current assets	293	—	—	293

Total	10,986	151	800	11,937

	Derivatives
	used for	Loans and
	hedging	borrowings	Total
	RMB million	RMB million	RMB million
2017
Financial liabilities
Borrowings	—	63,801	63,801
Obligations under finance leases	—	66,868	66,868
Derivative financial instruments	325	—	325
Trade and bills payables	—	3,184	3,184
Other payables and accruals	—	12,964	12,964

Total	325	146,817	147,142

		Derivatives
	Loans and	used for	Available
	receivables	hedging	for sale	Total
	RMB million	RMB million	RMB million	RMB million
2016
Financial assets
Available-for-sale investments	—	—	645	645
Derivative financial instruments	—	148	—	148
Trade and notes receivables	2,660	—	—	2,660
Prepayments and other receivables	2,937	—	—	2,937
Restricted bank deposits and short-term bank deposits	43	—	—	43
Cash and cash equivalents	1,695	—	—	1,695
Other non-current assets	285	—	—	285

Total	7,620	148	645	8,413

	Derivatives
	used for	Loans and
	hedging	borrowings	Total
	RMB million	RMB million	RMB million
2016
Financial liabilities
Borrowings	—	56,732	56,732
Obligations under finance leases	—	61,041	61,041
Derivative financial instruments	58	—	58
Trade and bills payables	—	3,376	3,376
Other payables and accruals	—	12,942	12,942

Total	58	134,091	134,149

(b)	Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest rate risk and fuel price risk), credit risk and liquidity risk. The Group’s overall risk management programme focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group uses derivative financial instruments to manage risk exposures whenever management considers necessary.

Risk management is carried out by a central treasury department (the “Group Treasury”) under policies approved by the Board. The Group Treasury identifies, evaluates and hedges financial risks in close cooperation with the Group’s operating units. The overall risk management strategies, as well as written policies covering specific areas, such as foreign currency risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments were approved by the Board.

Foreign currency risk

The Group operates its business in many countries and territories. The Group generates its revenue in different currencies, and its foreign currency liabilities at the end of the period are much higher than its foreign currency assets. The Group’s major liability item (mainly resulting from purchases of aircraft) is mainly priced and settled in foreign currencies, primarily USD. The Group is exposed to currency risks from fluctuations in various foreign currency exchange rates against RMB.

The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

In addition, fluctuations in foreign currency exchange rates will affect the Group’s future costs for purchases of aircraft, flight equipment and aviation fuel, and take-off and landing charges in foreign airports.

The Group entered into certain foreign exchange forward contracts to manage part of these foreign currency risks. As at 31 December 2017, the foreign exchange forward contracts at notional value were RMB5,415 million. Details of foreign currency forward contracts are disclosed in note 39(b) to the financial statements.

The following tables detail the Group’s exposure to major currency risk at the reporting dates:

	2017
	USD	EUR	SGD	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	31	3	16	16
Cash and cash equivalents	961	74	28	—
Other receivables	1,065	—	1	131
Other non-current assets	206	—	—	—
Trade and other payables	(111)	—	(6)	—
Obligations under finance leases	(29,254)	—	(627)	—
Borrowings	(7,555)	(4,921)	(2,435)	(1,058)

	2016
	USD	EUR	JPY	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	79	99	2	27
Cash and cash equivalents	702	39	15	—
Other receivables	1,636	—	8	125
Other non-current assets	267	—	—	—
Trade and other payables	(123)	—	(2)	(1)
Obligations under finance leases	(44,913)	—	(326)	—
Borrowings	(7,953)	(4,215)	—	(1,008)

The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting dates:

	2017		2016
		Effect on other		Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	profit or loss	income	profit or loss	income
	RMB million	RMB million	RMB million	RMB million
If RMB (weakens)/strengthens against USD	(260)/260	41/(41)	(377)/377	23/(23)
If RMB (weakens)/strengthens against EUR	(36)/36	—	(31)/31	—
If RMB (weakens)/strengthens against JPY	(1)/1	—	(2)/2	—
If RMB (weakens)/strengthens against KRW	(7)/7	—	(6)/6	—

Interest rate risk

The Group’s interest rate risk primarily arises from borrowings and obligations under finance leases. Borrowings issued at variable rates expose the Group to cash flow interest rate risk. Borrowings and finance leases issued at fixed rates expose the Group to fair value interest rate risk. The Group determines the proportion of borrowings and finance leases issued at variable rates and fixed rates based on the market environment.

The Group’s finance department has been monitoring the level of interest rates. The increase in the interest rates will increase the interest costs of borrowings and finance leases issued at variable rates, which will further impact the performance of the Group. To hedge against the variability in the cash flows arising from a change in market interest rates, the Group has entered into certain interest rate swaps to swap variable rates into fixed rates. The interest rates and terms of repayment of borrowings made to the Group and interest rate swaps are disclosed in notes 34 and 39(a) to the financial statements.

The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting dates:

	2017	2016
	RMB million	RMB million
Floating rate instruments
Cash and cash equivalents	4,605	1,695
Restricted bank deposits and short-term bank deposits	51	43
Borrowings	(13,272)	(15,419)
Obligations under finance leases	(66,868)	(61,041)
Interest rate swap at notional amount	9,280	11,352

	2017	2016
	RMB million	RMB million
Fixed rate instruments
Borrowings	(50,529)	(41,313)

The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2017		2016
		Effect on other		Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	profit or loss	income	profit or loss	income
	RMB million	RMB million	RMB million	RMB million
Floating rate instruments	(142)	17	(140)	21

Fuel price risk

The Group’s results of operations may be significantly affected by fluctuations in fuel prices which is a major expense component for the Group. Aircraft fuel accounted for approximately 25% of the Group’s operating expenses (2016: 21%).

As at 31 December 2017, the Group had no open crude oil option contracts.

For the year ended 31 December 2017, if fuel price had been 5% higher/lower with all other variables held constant, the Group’s fuel cost would have been RMB1,257 million higher/lower (2016: RMB981million higher/lower).

Credit risk

The Group’s credit risk is primarily attributable to cash and cash equivalents, deposits and derivative financial instruments with banks and financial institutions, as well as credit exposures to sales agents.

A significant portion of the Group’s air tickets is sold by sales agents participating in the Billing and Settlements Plan (“BSP”), a clearing system between airlines and sales agents organized by the International Air Transportation Association. The balance due from BSP agents amounted to approximately RMB717 million as at 31 December 2017 (2016: approximately RMB922 million). The credit risk exposure to BSP agents and the remaining trade and notes receivables are maintained by the Group on an on-going basis and the allowance for impairment of doubtful debts is within management’s expectations.

The Group’s cash management policy is to deposit cash and cash equivalents mainly in state-owned banks and other reputable banks and finance institutions. The Group also deposits cash and cash equivalents in an associate financial institution owned by its holding company (note 47(c)(iii)). Management does not expect any loss to arise from non-performance by these banks and the financial institution.

Transactions in relation to derivative financial instruments are only carried out with reputable banks and financial institutions. The Group has policies that limit the amount of credit exposure to any bank and financial institution. Management does not expect any losses from non-performance by these banks and financial institutions.

Liquidity risk

The Group’s primary cash requirements have been for day-to-day operations, additions of and upgrades to aircraft, engines and flight equipment and repayments of related borrowings. The Group finances its working capital requirements through a combination of funds generated from operations and borrowings including bank loans, debentures and bonds (both short-term and long-term). The Group generally finances the acquisition of aircraft through long-term finance leases or bank loans.

The table below analyses the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At 31 December 2017
Borrowings	41,060	7,325	10,161	10,014	68,560
Derivative financial instruments	324	—	1	—	325
Obligations under finance leases	11,651	10,408	27,895	30,196	80,150
Trade, bills and other payables	16,148	—	—	—	16,148

Total	69,183	17,733	38,057	40,210	165,183

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At 31 December 2016
Borrowings	30,262	5,670	14,961	10,813	61,706
Derivative financial instruments	11	33	8	6	58
Obligations under finance leases	8,123	7,526	21,905	33,277	70,831
Trade, bills and other payables	16,318	—	—	—	16,318

Total	54,714	13,229	36,874	44,096	148,913

(c)	Capital risk management

The primary objectives of the Group’s capital management are to safeguard the Group’s ability to continue as a going concern and to maintain healthy capital ratios in order to support its business and maximize shareholders’ value.

The Group manages its capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2017 and 31 December 2016.

The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios at 31 December 2017 and 2016 were as follows:

	2017	2016
	RMB million	RMB million
Total liabilities	170,949	159,958
Total assets	229,727	212,324
Debt ratio	0.74	0.75

(d)	Fair value estimation of financial assets and liabilities

Financial instruments not measured at fair value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	2017		2016
	Carrying		Carrying
	amounts	Fair values	amounts	Fair values
	RMB million	RMB million	RMB million	RMB million
Financial assets
Deposits relating to aircraft held under operating leases included in other non-current assets	217	193	285	258

Financial liabilities
Long-term borrowings	24,711	23,812	27,890	28,075
Obligations under finance leases	57,627	57,352	54,594	50,408

Total	82,338	81,164	82,484	78,483

Management has assessed that the fair values of cash and cash equivalents, restricted bank deposits and short-term bank deposits, trade and notes receivables, trade and bills payables, financial assets included in prepayments and other receivables, financial liabilities included in other payables and accruals, short-term bank borrowings and short-term guaranteed bonds approximate to their carrying amounts largely due to the short term maturities of these instruments.

The fair values of the deposits relating to aircraft held under operating leases included in other non-current assets, long-term borrowings and obligations under finance leases have been measured using significant observable inputs and calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities.

Financial instruments measured at fair value

The Group enters into derivative financial instruments, including forward currency contracts and interest rate swaps with various counterparties, principally financial institutions with high credit ratings.

Derivative financial instruments are measured using valuation techniques similar to forward pricing and swap models, using present value calculations. The models incorporate various market observable inputs including the foreign exchange spot and forward rates and interest rate curves. As at 31 December 2017, the marked to market value of the derivative asset position is net of a credit valuation adjustment attributable to derivative counterparty default risk. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationship and other financial instruments recognized at fair value.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets and liabilities measured at fair value:

As at 31 December 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Derivative financial instruments
-Interest rate swaps (note 39(a))	—	151	—	151
Available-for-sale financial Assets (note 24)	693	—	—	693

Total	693	151	—	844

Liabilities
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	311	—	311
-Interest rate swaps (note 39(a))	—	14	—	14

Total	—	325	—	325

As at 31 December 2016
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	11	—	11
-Interest rate swaps (note 39(a))	—	137	—	137
Available-for-sale financial Assets (note 24)	538	—	—	538

Total	538	148	—	686

Liabilities
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	11	—	11
-Interest rate swaps (note 39(a))	—	47	—	47

Total	—	58	—	58

The fair value of financial instruments traded in active markets was based on quoted market prices at the reporting dates. Available-for-sale investments are listed A share and listed H share stock investments.

The fair values of derivative financial instruments are determined by using valuation techniques. These valuation techniques use applicable models and maximize the use of observable market data where it is available and also use quoted market prices or dealer quotes for reference.

Assets and liabilities for which fair values are disclosed:

As at 31 December 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under operating leases included in other long-term assets	—	193	—	193

Liabilities
Long-term borrowings	2,678	21,134	—	23,812
Obligations under finance leases	—	57,352	—	57,352

Total	2,678	78,486	—	81,164

As at 31 December 2016

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under operating leases included in other long-term assets	—	258	—	258

Liabilities
Long-term borrowings	—	28,075	—	28,075
Obligations under finance leases	—	50,408	—	50,408

Total	—	78,483	—	78,483